Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	$ 324	[1]	$ 370	[1]	$ 329
Additions charged to bad debt provision	157	[2]	188	[2]	291	[2]
Amounts (credited) charged to other income statement accounts	(3)	[2]	(8)	[2]	(2)	[2]
Deductions and other, net of recoveries	(175)	[1]	(226)	[1]	(248)	[1]
Valuation Allowances and Reserves, Ending Balance	303	[1]	324	[1]	370	[1]
Accounts Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	112	[1]	148	[1]	131
Additions charged to bad debt provision	57	[2]	60	[2]	114	[2]
Amounts (credited) charged to other income statement accounts	(1)	[2]	(14)	[2]	(5)	[2]
Deductions and other, net of recoveries	(66)	[1]	(82)	[1]	(92)	[1]
Valuation Allowances and Reserves, Ending Balance	102	[1]	112	[1]	148	[1]
Financing Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	212	[1]	222	[1]	198
Additions charged to bad debt provision	100	[2]	128	[2]	177	[2]
Amounts (credited) charged to other income statement accounts	(2)	[2]	6	[2]	3	[2]
Deductions and other, net of recoveries	(109)	[1]	(144)	[1]	(156)	[1]
Valuation Allowances and Reserves, Ending Balance	$ 201	[1]	$ 212	[1]	$ 222	[1]

[1]	(2)Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.
[2]	(1)Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.